GENERAL AND ADMINISTRATIVE EXPENSES - Schedule of General and Administrative Expenses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
GENERAL AND ADMINISTRATIVE EXPENSES - Schedule of General and Administrative Expenses (Details) [Line Items]
Total	$ 1,257,167	$ 1,153,066
General and Administrative Expenses [Member]
GENERAL AND ADMINISTRATIVE EXPENSES - Schedule of General and Administrative Expenses (Details) [Line Items]
Employee compensation and benefits	447,571	386,841
Travel and communication expenses	22,730	23,377
Rent and utilities	143,896	122,369
Consulting fees	469,345	453,535
Insurance	10,164	10,217
Depreciation and amortization expenses	82,999	63,265
Sales tax	5,300	8,148
Entertainment	26,379	8,640
Office and miscellaneous	$ 48,782	$ 76,676